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HILARY BONACCORSI hilary.bonaccorsi@dechert.com +1 617 728 7153 Direct +1 617 275 8384 Fax

October 13, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 630 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 630 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Post-Effective Amendment No. 631 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed solely for the purpose of (i) registering Class R6 Shares of the Goldman Sachs Technology Opportunities Fund (the “Technology Opportunities Fund”) and (ii) receiving the Commission’s review of disclosure related to changes to the principal investment strategy and risks of the Goldman Sachs Dynamic U.S. Equity Fund (effective after the close of business on October 31, 2017, the Goldman Sachs Blue Chip Fund) (the “Dynamic U.S. Equity Fund”), the Goldman Sachs Equity Income Fund (formerly the Goldman Sachs Growth and Income Fund) (the “Equity Income Fund”) and the Goldman Sachs Flexible Cap Fund (formerly the Goldman Sachs Flexible Cap Growth Fund) (the “Flexible Cap Fund”) which could be construed as material. With respect to the Dynamic U.S. Equity Fund, these changes will take effect after the close of business on October 31, 2017, and shareholders of the Dynamic U.S. Equity Fund were notified of the changes via a supplement dated August 31, 2017 to the Dynamic U.S. Equity Fund’s prospectus, summary prospectus and statement of additional information. With respect to the Equity Income Fund, these changes took effect on June 20, 2017, and shareholders of the Equity Income Fund were notified of the changes via a supplement dated April 28, 2017 to the Equity Income Fund’s prospectus, summary prospectus and statement of additional information. With respect to the Flexible Cap Fund, these changes took effect after the close of business on August 31, 2017, and shareholders of the Flexible Cap Fund were notified of the changes via a supplement dated June 30, 2017 to the Flexible Cap Fund’s prospectus, summary prospectus and statement of additional information.

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company

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Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes relating to (i) the registration of Class R6 Shares of the Technology Opportunities Fund and (ii) the changes relating to the Dynamic U.S. Equity, Equity Income and Flexible Cap Funds’ principal investment strategies and risks, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment Nos. 610 and 611 to the Registration Statement. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7153.

Sincerely,

/s/ Hilary Bonaccorsi

Hilary Bonaccorsi